FVIT P-2
                        SUPPLEMENT DATED OCTOBER 1, 2001
                             TO THE PROSPECTUS OF
                        FRANKLIN VALUE INVESTORS TRUST

         (Franklin Balance Sheet Investment, Franklin Large Cap Value,
               Franklin MicroCap Value and Franklin Value Funds)
                              dated March 1, 2001
        as supplemented March 28, 2001, July 1, 2001 and July 31, 2001

The prospectus is amended as follows:

 Effective November 1, 2001, Franklin Value Fund will change its name to "Franklin Small Cap Value Fund." The Fund pursues a value investment strategy and invests in equity securities of companies with market cap values generally less than $1.5 billion at the time of purchase. The paragraphs below explain these changes and replace the first paragraph of the "Main Investment Strategies" section and the callout box on page 20 of the current prospectus. These changes have been approved by the board of trustees.

 [Begin callout]
 The Fund normally invests most of its assets in small capitalization companies that the manager believes are selling below the underlying value of their assets.
 [End callout]

 MAIN INVESTMENT STRATEGIES The Fund normally invests at least 80% of its net assets in equity securities of small capitalization companies that the manager believes are undervalued at the time of purchase. Shareholders will be given 60 days' advance notice of any change to this policy. Common stocks and preferred stocks are examples of equity securities. In choosing investments that are undervalued, the Fund's manager focuses on companies that have one or more of the following:

               Please keep this supplement for future reference.





FVIT PA-1
                        SUPPLEMENT DATED OCTOBER 1, 2001
                              TO THE PROSPECTUS OF
                         FRANKLIN VALUE INVESTORS TRUST
      (Franklin Balance Sheet Investment and Franklin Value Funds)
                               dated March 1, 2001
         as supplemented March 28, 2001, July 1, 2001 and July 31, 2001

The prospectus is amended as follows:

 Effective November 1, 2001, Franklin Value Fund will change its name to "Franklin Small Cap Value Fund." The Fund pursues a value investment strategy and invests in equity securities of companies with market cap values generally less than $1.5 billion at the time of purchase. The paragraphs below explain these changes and replace the first paragraph of the "Main Investment Strategies" section and the callout box on page 8 of the current prospectus. These changes have been approved by the board of trustees.

 [Begin callout]
 The Fund normally invests most of its assets in small capitalization companies that the manager believes are selling below the underlying value of their assets.
 [End callout]

 MAIN INVESTMENT STRATEGIES The Fund normally invests at least 80% of its net assets in equity securities of small capitalization companies that the manager believes are undervalued at the time of purchase. Shareholders will be given 60 days' advance notice of any change to this policy. Common stocks and preferred stocks are examples of equity securities. In choosing investments that are undervalued, the Fund's manager focuses on companies that have one or more of the following:

           Please keep this supplement for future reference.